SUPPLEMENT DATED JUNE 2, 2000 TO
STATEMENTS OF ADDITIONAL INFORMATION*

________________________

	Effective June 5, 2000, the Board of Directors/Trustees of each Fund has approved a Distribution Agreement with Salomon Smith Barney Inc., replacing the Distribution Agreement with CFBDS, Inc.

GREENWICH STREET SERIES FUND				April28, 2000
SMITH BARNEY ADJUSTABLE RATE GOVERNMENT INCOME FUND	September 28, 1999
SMITH BARNEY ARIZONA MUNICIPALS FUND INC.		September 28, 1999
SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.	June 28, 1999
SMITH BARNEY EQUITY FUNDS				May 30, 2000
	SMITH BARNEY LARGE CAP BLEND FUND
SMITH BARNEY FUNDS, INC.				April 28, 2000
SMITH BARNEY INCOME FUNDS
	SMITH BARNEY BALANCED FUND			November 28, 1999
	SMITH BARNEY CONVERTIBLE FUND			November 28, 1999
	SMITH BARNEY HIGH INCOME FUND			November 28, 1999
	SMITH BARNEY MUNICIPAL HIGH INCOME FUND	November 28, 1999
	SMITH BARNEY PREMIUM TOTAL RETURN FUND	April 28, 2000
	SMITH BARNEY TOTAL RETURN BOND FUND		November 28,1999
SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.	September 28, 1999
SMITH BARNEY INVESTMENT FUNDS INC.
	SMITH BARNEY CONTRARIAN FUND			April 28, 2000
	SMITH BARNEY GOVERNMENT SECURITIES FUND	April 28, 2000
	SMITH BARNEY HANSBERGER GLOBAL
SMALL CAP VALUE FUND					August 30, 1999
SMITH BARNEY HANSBERGER GLOBAL VALUE FUND		August 30, 1999
	SMITH BARNEY INVESTMENT GRADE BOND FUND	April 28, 2000
SMITH BARNEY PREMIER SELECTIONS LARGE CAP FUND	July 16, 1999,
								as
								amended
								March
								6,
								2000
								and
								April
								24,
								2000
	SMITH BARNEY SMALL CAP VALUE FUND		January 28, 2000
SMITH BARNEY SMALL CAP GROWTH FUND			October 11, 1999
SMITH BARNEY INVESTMENT TRUST
	SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA
		MUNICIPALS FUND				March 29, 2000
	SMITH BARNEY INTERMEDIATE MATURITY NEW YORK
		MUNICIPALS FUND				March 29, 2000
	SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND	March 29,2000
	SMITH BARNEY MID CAP BLEND FUND			March 29, 2000
	SMITH BARNEY S&P 500 INDEX FUND			April 28, 2000
	SMITH BARNEY EAFE INDEX FUND				April 28, 2000
	SMITH BARNEY US 5000 INDEX FUND			April 28, 2000
_________________
*   Statements of Additional Information dated:





SMITH BARNEY MANAGED GOVERNMENTS FUND INC.		November 29, 1999
SMITH BARNEY MANAGED MUNICIPALS FUND INC.			June 28, 1999
SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND		March 30, 1999
SMITH BARNEY MONEY FUNDS, INC.				April 28, 2000
	GOVERNMENT PORTFOLIO
	RETIREMENT PORTFOLIO
SMITH BARNEY MUNI FUNDS
CALIFORNIA MONEY MARKET PORTFOLIO				July 29, 1999
FLORIDA PORTFOLIO							July 29, 1999
GEORGIA PORTFOLIO							July 29, 1999
LIMITED TERM PORTFOLIO						July 29, 1999
	NATIONAL PORTFOLIO					July 29, 1999
MASSACHUSETTS MONEY MARKET PORTFOLIO			September 9, 1999
NEW YORK MONEY MARKET PORTFOLIO				July 29, 1999
NEW YORK PORTFOLIO						July 29, 1999
PENNSYLVANIA PORTFOLIO						July 29, 1999
SMITH BARNEY MUNCIPAL MONEY MARKET FUND, INC.		July 29, 1999
SMITH BARNEY NEW JERSEY MUNICIPALS FUND, INC.		July 29, 1999
SMITH BARNEY OREGON MUNICIPALS FUND				August 27, 1999
SMITH BARNEY PRINCIPAL RETURN FUND				March 29, 2000
SMITH BARNEY SECTOR SERIES FUND INC.			February 14, 2000
SMITH BARNEY SMALL CAP BLEND FUND				April 28, 2000
SMITH BARNEY TELECOMMUNICATIONS TRUST			April 28, 2000
SMITH BARNEY VARIABLE ACCOUNT FUNDS				April 28, 2000
SMITH BARNEY WORLD FUNDS, INC.				February 28, 2000
TRAVELERS SERIES FUND INC.					February 28, 2000
_________________



FD 0